INTANGIBLE ASSETS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	$ 24,500,000	$ 14,537,000	$ 14,537,000
Balance Beginning	17,608,000	14,537,000	14,537,000	10,774,000
Additions	1,707,000		4,490,000	4,848,000
Impairments	0		(18,000)
Amortization	(693,000)		(1,401,000)	(1,085,000)
Balance Ending, Cost	26,200,000		24,500,000	14,537,000
Balance Ending	18,622,000		17,608,000	14,537,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,272,000	12,051,000	12,051,000	11,702,000
Balance Beginning, A.A.	(5,629,000)	(5,010,000)	(5,010,000)	(4,404,000)
Additions	8,000		239,000	349,000
Impairments			(18,000)
Amortization	(310,000)	(300,000)	(619,000)	(606,000)
Balance Ending, Cost	12,280,000		12,272,000	12,051,000
Balance Ending, A.A.	(5,939,000)		(5,629,000)	(5,010,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,226,000	7,975,000	7,975,000	3,476,000
Balance Beginning, A.A.	(1,261,000)	(479,000)	(479,000)	0
Additions	1,698,000		4,251,000	4,499,000
Impairments			0
Amortization	(383,000)	(400,000)	(782,000)	(479,000)
Balance Ending, Cost	13,924,000		12,226,000	7,975,000
Balance Ending, A.A.	$ (1,643,000)		$ (1,261,000)	$ (479,000)